INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at April 30, 2015 and July 31, 2014 as follows:

	April 30, 2015	July 31, 2014
Deferred tax assets:
Net operating losses	$224,460	$170,552

Total deferred tax assets	224,460	170,552
Less: valuation allowance	(224,460)	(170,552)

Deferred tax assets, net	$-	$-

The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at July 31, 2014 and 2013 as follows:

	2014	2013
Deferred tax assets:
Net operating losses	$170,552	$59,350

Total deferred tax assets	170,552	59,350
Less: valuation allowance	(170,552)	(59,350)

Deferred tax assets, net	$-	$-